Intangible Assets (Details) - Schedule of Intangible Assets - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net carrying amount:
Net carrying amount	€ 4,053,378
Other [Member]
Net carrying amount:
Net carrying amount	551,135
Customer Relationships [Member]
Net carrying amount:
Net carrying amount	367,639
Broadcasting Rights/Sports Titles/Stadium Lease [Member]
Net carrying amount:
Net carrying amount	64,849
Brand [Member]
Net carrying amount:
Net carrying amount	2,225,000
Player Contracts [Member]
Net carrying amount:
Net carrying amount	252,264
Goodwill [Member]
Net carrying amount:
Net carrying amount	592,491
Cost [Member]
Cost:
Beginning balance
Additions	4,276,491
Ending balance	4,276,491
Cost [Member] | Other [Member]
Cost:
Beginning balance
Additions	554,000
Ending balance	554,000
Cost [Member] | Customer Relationships [Member]
Cost:
Beginning balance
Additions	415,000
Disposals
Ending balance	415,000
Cost [Member] | Broadcasting Rights/Sports Titles/Stadium Lease [Member]
Cost:
Beginning balance
Additions	75,000
Disposals
Ending balance	75,000
Cost [Member] | Brand [Member]
Cost:
Beginning balance
Additions	2,225,000
Disposals
Ending balance	2,225,000
Cost [Member] | Player Contracts [Member]
Cost:
Beginning balance
Additions	415,000
Disposals
Ending balance	415,000
Cost [Member] | Goodwill [Member]
Cost:
Beginning balance
Additions	592,491
Disposals
Ending balance	592,491
Accumulated Amortization [Member]
Cost:
Beginning balance
Disposals	223,113
Ending balance	223,113
Accumulated Amortization [Member] | Other [Member]
Cost:
Beginning balance
Disposals	2,865
Ending balance	2,865
Accumulated Amortization [Member] | Customer Relationships [Member]
Cost:
Beginning balance
Additions
Disposals	47,361
Ending balance	47,361
Accumulated Amortization [Member] | Broadcasting Rights/Sports Titles/Stadium Lease [Member]
Cost:
Beginning balance
Additions
Disposals	10,151
Ending balance	10,151
Accumulated Amortization [Member] | Brand [Member]
Cost:
Beginning balance
Additions
Disposals
Ending balance
Accumulated Amortization [Member] | Player Contracts [Member]
Cost:
Beginning balance
Additions
Disposals	162,736
Ending balance	162,736
Accumulated Amortization [Member] | Goodwill [Member]
Cost:
Beginning balance
Additions
Disposals
Ending balance